Offerings - Offering: 1	Jul. 22, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered	40,000,000
Proposed Maximum Offering Price per Unit	0.01
Maximum Aggregate Offering Price	$ 400,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 55.24